Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Summary of accrued expenses
The components of accrued expenses were as follows (in thousands):

	December 31,
	2021	2020
Accrued legal and regulatory expenses	$11,787	$6,585
Accrued other	19,641	13,419

Total accrued expenses	$31,428	$20,004